INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES
Schedule of deferred tax assets and deferred tax liabilities

(in thousands)	2011	2010
Deferred tax assets:
Tax discounting of claim reserves	$26,781	$30,541
Unearned premium offset	19,575	16,723
Deferred compensation	8,746	5,496
Stock option expense	3,954	3,577
NOL carryforward	5,486	—
Other	298	264
Deferred tax assets before allowance	64,840	56,601
Less valuation allowance	—	—
Total deferred tax assets	$64,840	$56,601
Deferred tax liabilities:
Net unrealized appreciation of securities	$63,274	$51,544
Deferred policy acquisition costs	18,236	14,084
Book/tax depreciation	2,122	1,359
Intangible assets from CBIC acquisition	4,869	—
Undistributed earnings of unconsolidated investee	13,016	11,380
Other	1,190	196
Total deferred tax liabilities	102,707	78,563
Net deferred tax liability	$(37,867)	$(21,962)

Schedule of reconciliation of income tax expense attributable to income from operations with amounts computed by applying the U.S. federal tax rate to pretax income from continuing operations

(in thousands)	2011	2010	2009
Provision for income taxes at the statutory federal tax rates	$64,255	$62,883	$45,592
Increase (reduction) in taxes resulting from:
Dividends received deduction	(1,980)	(1,628)	(1,449)
ESOP dividends paid deduction	(3,367)	(4,358)	(563)
Tax-exempt interest income	(2,412)	(3,221)	(5,171)
Other items, net	492	(2,206)	(578)
Total	$56,988	$51,470	$37,831